Stockholder's Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity (Deficit)
Schedule of assumptions of Black-Scholes option pricing model
	For the year ended December 31,
	2014	2015
Expected term	6.25 - 6.5 years	6.5 years
Estimated volatility	55.52 - 56.42%	54.02 - 54.25%
Risk-free rate	2.00 - 2.10%	.7-1.90%
Expensed dividend yield	0%	0%

Schedule of stock option activity

	Number of Shares (in thousands)	Weighted-Average Exercise Price
Options Outstanding as of December 31, 2014	8,393	$0.53

Options granted	1,540	$1.90
Options exercised	(121)	$0.51
Options canceled/forfeited	(561)	$0.50

Options Outstanding as of December 31, 2015	9,251	$0.74

Options vested and expected to vest as of December 31, 2015	9,251	$0.74

Schedule of Restricted Stock Awards activity

Number of Shares (in thousands)
Restricted Stock Awards nonvested at December 31, 2014	—

Granted	398
Vested	(199)
Cancelled and forfeited	—

Restricted Stock Awards nonvested at December 31, 2015	199

Vested and expected to vest at December 31, 2015	398